UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06403

Morgan Stanley Emerging Markets Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		201-830-8894

Date of fiscal year end:	December 31, 2012

Date of reporting period:	March 31, 2012

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Emerging Markets Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (97.1%)
Brazil (10.1%)
Beverages
Cia de Bebidas das Americas (Preference) ADR (a)	106,000	$4,379

Commercial Banks
Banco do Brasil SA	39,300	558
Itau Unibanco Holding SA (Preference)	59,300	1,135
Itau Unibanco Holding SA (Preference) ADR	146,063	2,803
		4,496
Diversified Telecommunication Services
Telefonica Brasil SA ADR	5,860	180

Food Products
BRF - Brasil Foods SA	196,822	3,882

Household Durables
MRV Engenharia e Participacoes SA	109,100	774
PDG Realty SA Empreendimentos e Participacoes	399,900	1,382
		2,156
Information Technology Services
Cielo SA	56,100	1,902

Metals & Mining
Vale SA (Preference)	17,252	392
Vale SA (Preference) ADR (a)	133,688	3,033
Vale SA ADR (a)	13,100	306
		3,731
Oil, Gas & Consumable Fuels
Petroleo Brasileiro SA	33,129	441
Petroleo Brasileiro SA (Preference)	238,532	3,051
Petroleo Brasileiro SA ADR	77,900	2,069
Petroleo Brasileiro SA Sponsored ADR	5,300	136
Ultrapar Participacoes SA	78,860	1,728
		7,425
		28,151
Chile (2.7%)
Chemicals
Sociedad Quimica y Minera de Chile SA ADR	26,100	1,531

Commercial Banks
Banco Santander Chile ADR	16,600	1,429

Food & Staples Retailing
Cencosud SA	231,710	1,532

Independent Power Producers & Energy Traders
Empresa Nacional de Electricidad SA	620,861	1,118
Empresa Nacional de Electricidad SA ADR	3,200	173
		1,291

	Shares	Value (000)
Multiline Retail
SACI Falabella	179,531	$1,736
		7,519
China (11.0%)
Beverages
Tsingtao Brewery Co., Ltd. H Shares (b)	86,000	465

Commercial Banks
China Construction Bank Corp. H Shares (b)	4,042,810	3,124

Diversified Telecommunication Services
China Telecom Corp., Ltd. H Shares (b)	4,934,000	2,732

Food & Staples Retailing
China Resources Enterprise Ltd. (b)	350,000	1,221

Food Products
China Mengniu Dairy Co., Ltd. (b)	1,210,000	3,545

Health Care Providers & Services
Shanghai Pharmaceuticals Holding Co., Ltd. H Shares (b)(c)	586,600	940

Hotels, Restaurants & Leisure
Ajisen China Holdings Ltd. (a)(b)	547,000	719

Independent Power Producers & Energy Traders
China Resources Power Holdings Co., Ltd. (b)	448,300	830

Insurance
China Pacific Insurance Group Co., Ltd. H Shares (a)(b)	781,600	2,420
Ping An Insurance Group Co. H Shares (a)(b)	327,000	2,472
		4,892
Internet Software & Services
Tencent Holdings Ltd. (a)(b)	149,100	4,159

Oil, Gas & Consumable Fuels
PetroChina Co., Ltd. H Shares (b)	2,214,000	3,130

Personal Products
Hengan International Group Co., Ltd. (a)(b)	195,000	1,971

Specialty Retail
Belle International Holdings Ltd. (b)	946,000	1,698
China ZhengTong Auto Services Holdings Ltd. (a)(b)(c)	593,000	594
Chow Tai Fook Jewellery Group Ltd. (a)(b)(c)	497,600	788
		3,080
		30,808
Czech Republic (0.9%)
Diversified Telecommunication Services
Telefonica Czech Republic AS	38,700	812

	Shares	Value (000)
Electric Utilities
CEZ AS	40,700	$1,749
		2,561
Egypt (0.6%)
Commercial Banks
Commercial International Bank Egypt SAE	62,710	259

Diversified Telecommunication Services
Telecom Egypt Co.	397,736	933

Food Products
Juhayna Food Industries (c)	549,002	400
		1,592
Hong Kong (0.7%)
Textiles, Apparel & Luxury Goods
Samsonite International SA (c)	1,023,300	1,861

Hungary (0.8%)
Pharmaceuticals
Richter Gedeon Nyrt	13,286	2,279

India (7.3%)
Automobiles
Tata Motors Ltd.	438,035	2,367

Chemicals
Asian Paints Ltd.	16,854	1,073

Commercial Banks
HDFC Bank Ltd.	256,145	2,614
IndusInd Bank Ltd.	204,511	1,313
Yes Bank Ltd.	189,900	1,375
		5,302
Construction & Engineering
Larsen & Toubro Ltd.	36,586	940

Construction Materials
ACC Ltd.	55,138	1,471

Information Technology Services
Tata Consultancy Services Ltd.	65,162	1,495

Metals & Mining
Jindal Steel & Power Ltd.	85,781	918
Tata Steel Ltd.	161,345	1,494
		2,412
Oil, Gas & Consumable Fuels
Reliance Industries Ltd.	48,808	719

	Shares	Value (000)
Pharmaceuticals
Dr. Reddy’s Laboratories Ltd.	48,192	$1,669
Glenmark Pharmaceuticals Ltd.	184,760	1,122
		2,791
Tobacco
ITC Ltd.	433,207	1,929
		20,499
Indonesia (5.0%)
Automobiles
Astra International Tbk PT	331,100	2,678

Commercial Banks
Bank Central Asia Tbk PT	1,276,500	1,117
Bank Mandiri Tbk PT	2,455,500	1,839
		2,956
Diversified Telecommunication Services
Telekomunikasi Indonesia Tbk PT	3,002,000	2,298

Food Products
Indofood Sukses Makmur Tbk PT	2,491,500	1,321

Pharmaceuticals
Kalbe Farma Tbk PT	2,488,500	966

Real Estate Management & Development
Lippo Karawaci Tbk PT	27,307,500	2,389

Wireless Telecommunication Services
Indosat Tbk PT	2,606,500	1,440
		14,048
Korea, Republic of (16.1%)
Aerospace & Defense
Korea Aerospace Industries Ltd.	38,120	977

Airlines
Korean Air Lines Co., Ltd. (c)	24,813	1,095

Auto Components
Mando Corp.	5,150	757

Automobiles
Hyundai Motor Co.	20,164	4,146

Chemicals
Cheil Industries, Inc.	12,787	1,081
LG Chem Ltd.	8,040	2,626
SSCP Co., Ltd. (c)	2,378	10
		3,717

	Shares	Value (000)
Commercial Banks
KB Financial Group, Inc.	41,837	$1,527
Shinhan Financial Group Co., Ltd.	55,221	2,132
		3,659
Construction & Engineering
Doosan Heavy Industries and Construction Co., Ltd.	7,424	418
Hyundai Engineering & Construction Co., Ltd.	25,741	1,836
		2,254
Household Durables
Woongjin Coway Co., Ltd.	42,717	1,418

Household Products
LG Household & Health Care Ltd.	1,932	1,015

Information Technology Services
SK C&C Co., Ltd.	10,179	1,006

Insurance
Samsung Fire & Marine Insurance Co., Ltd.	6,678	1,261

Internet Software & Services
NHN Corp.	6,557	1,505

Machinery
Hyundai Heavy Industries Co., Ltd.	7,322	2,078
Samsung Heavy Industries Co., Ltd.	21,850	728
		2,806
Media
Cheil Worldwide, Inc.	38,270	611
SM Entertainment Co. (c)	16,156	684
		1,295
Metals & Mining
Hyundai Steel Co.	12,124	1,091

Oil, Gas & Consumable Fuels
SK Innovation Co., Ltd.	6,472	945

Semiconductors & Semiconductor Equipment
Samsung Electronics Co., Ltd.	9,768	10,992
Samsung Electronics Co., Ltd. (Preference)	3,413	2,394
		13,386
Software
NCSoft Corp.	4,074	1,077
Nexon Co., Ltd. (c)	103,200	1,798
		2,875
		45,208

	Shares	Value (000)
Malaysia (2.9%)
Airlines
AirAsia Bhd	1,077,900	$1,214

Commercial Banks
CIMB Group Holdings Bhd	671,700	1,686

Industrial Conglomerates
Sime Darby Bhd	527,500	1,677

Wireless Telecommunication Services
Axiata Group Bhd	2,176,600	3,695
		8,272
Mexico (3.3%)
Beverages
Fomento Economico Mexicano SAB de CV (Units) ADR (a)(d)	42,700	3,513

Chemicals
Mexichem SAB de CV	272,400	1,050

Food & Staples Retailing
Wal-Mart de Mexico SAB de CV Series V	630,300	2,115

Media
Grupo Televisa SAB ADR	73,200	1,543

Metals & Mining
Grupo Mexico SAB de CV Series B	348,500	1,100
		9,321
Peru (1.6%)
Commercial Banks
Credicorp Ltd.	19,230	2,535

Metals & Mining
Cia de Minas Buenaventura SA ADR	46,550	1,876
		4,411
Philippines (4.5%)
Commercial Banks
Metropolitan Bank & Trust	1,555,519	3,165

Diversified Financial Services
Ayala Corp.	207,020	1,961
Metro Pacific Investments Corp.	26,625,000	2,567
		4,528
Industrial Conglomerates
SM Investments Corp.	155,180	2,385

Wireless Telecommunication Services
Philippine Long Distance Telephone Co.	38,100	2,396

	Shares	Value (000)
		$12,474
Poland (2.8%)
Diversified Telecommunication Services
Telekomunikacja Polska SA	523,940	2,880

Food & Staples Retailing
Jeronimo Martins SGPS SA (c)	204,527	4,167

Insurance
Powszechny Zaklad Ubezpieczen SA	6,808	712

Oil, Gas & Consumable Fuels
Polskie Gornictwo Naftowe i Gazownictwo SA	137,157	178
		7,937
Qatar (0.5%)
Industrial Conglomerates
Industries Qatar QSC	35,900	1,385

Russia (3.7%)
Beverages
Central European Distribution Corp. (a)(c)	84,563	432

Energy Equipment & Services
Eurasia Drilling Co., Ltd. GDR	35,025	966

Oil, Gas & Consumable Fuels
Gazprom OAO ADR	178,215	2,174
Lukoil OAO ADR	77,232	4,649
Rosneft Oil Co. (Registerd GDR)	300,362	2,127
		8,950
		10,348
South Africa (5.0%)
Beverages
SABMiller PLC	88,699	3,553

Food & Staples Retailing
Pick n Pay Stores Ltd.	272,061	1,543

Food Products
AVI Ltd.	292,258	1,767

Health Care Providers & Services
Life Healthcare Group Holdings Ltd.	55,400	180

Media
Naspers Ltd., Class N	56,113	3,153

Metals & Mining
AngloGold Ashanti Ltd. (a)	21,530	793
AngloGold Ashanti Ltd. ADR (a)	7,940	293
		1,086

	Shares	Value (000)
Multiline Retail
Clicks Group Ltd.	255,800	$1,492

Oil, Gas & Consumable Fuels
Sasol Ltd.	26,700	1,289
		14,063
Switzerland (0.5%)
Textiles, Apparel & Luxury Goods
Swatch Group AG (The)	3,095	1,425

Taiwan (7.2%)
Capital Markets
Yuanta Financial Holding Co., Ltd. (c)	885,000	460

Chemicals
Formosa Plastics Corp.	316,000	930

Communications Equipment
HTC Corp.	38,266	774

Computers & Peripherals
Asustek Computer, Inc.	148,960	1,406
Catcher Technology Co., Ltd.	139,000	982
Foxconn Technology Co., Ltd.	1,000	4
		2,392
Construction & Engineering
Lung Yen Life Service Corp.	166,000	529

Construction Materials
Taiwan Cement Corp.	802,000	939

Diversified Financial Services
Chailease Holding Co. Ltd. (c)	319,000	457
Fubon Financial Holding Co., Ltd.	882,071	994
		1,451
Electronic Equipment, Instruments & Components
Hon Hai Precision Industry Co., Ltd.	1,012,133	3,927

Food Products
Uni-President Enterprises Corp.	1,037,406	1,436

Semiconductors & Semiconductor Equipment
Advanced Semiconductor Engineering, Inc.	986,000	992
MStar Semiconductor, Inc.	201,000	1,229
Taiwan Semiconductor Manufacturing Co., Ltd.	1,771,455	5,096
		7,317
		20,155

	Shares	Value (000)
Thailand (4.0%)
Airlines
Thai Airways International PCL (c)	1,387,400	$1,158

Commercial Banks
Kasikornbank PCL (Foreign)	242,900	1,232
Kasikornbank PCL NVDR	317,000	1,583
		2,815
Construction Materials
Siam Cement PCL NVDR	158,300	1,821

Oil, Gas & Consumable Fuels
Banpu PCL	88,800	1,756
PTT PCL (Foreign)	152,600	1,751
		3,507
Real Estate Management & Development
Land and Houses PCL NVDR	9,076,800	2,030
		11,331
Turkey (3.8%)
Beverages
Anadolu Efes Biracilik Ve Malt Sanayii AS	232,753	3,252
Coca-Cola Icecek AS (Units) (d)	65,629	837
		4,089
Commercial Banks
Turkiye Garanti Bankasi AS	825,505	3,270

Diversified Financial Services
Haci Omer Sabanci Holding AS	340,719	1,464

Diversified Telecommunication Services
Turk Telekomunikasyon AS	390,917	1,698
		10,521
United States (2.1%)
Food Products
Mead Johnson Nutrition Co. (a)	33,329	2,749

Hotels, Restaurants & Leisure
Yum! Brands, Inc.	42,905	3,054
		5,803
Total Common Stocks (Cost $232,805)		271,972
Investment Company (0.6%)
India (0.6%)
Morgan Stanley Growth Fund (c)(e) (Cost $277)	1,573,866	1,739

	Shares	Value (000)
Short-Term Investments (10.4%)
Securities held as Collateral on Loaned Securities (8.0%)
Investment Company (6.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f)	18,737,684	$18,738

	Face Amount (000)
Repurchase Agreements (1.3%)
Barclays Capital, Inc., (0.15%, dated 3/30/12, due 4/2/12; proceeds $498; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.00% due 1/1/42; valued at $508)	$498	498
Merrill Lynch & Co., Inc., (0.25%, dated 3/30/12, due 4/2/12; proceeds $3,074; fully collateralized by Common Stocks; Alliance Data Systems Corp.; American International Group, Inc.; Boeing Co. (The); Energy Transfer Equity LP; Freeport-McMoRan Copper & Gold, Inc.; GNC Holdings, Inc.; Hershey Co. (The); L-3 Communications Holdings, Inc.; McKesson Corp.; Teva Pharmaceutical Industries Ltd.; Two Harbors Investment Corp.; Vale SA; valued at $3,320)	3,074	3,074
		3,572
Total Securities held as Collateral on Loaned Securities (Cost $22,310)		22,310

	Shares
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $6,669)	6,669,158	6,669
Total Short-Term Investments (Cost $28,979)		28,979
Total Investments (108.1%) (Cost $262,061) Including $21,876 of Securities Loaned (g)+		302,690
Liabilities in Excess of Other Assets (-8.1%)		(22,795)
Net Assets (100.0%)		$279,895

(a)

The value of loaned securities and related collateral outstanding at March 31, 2012 were approximately $21,876,000 and $22,377,000, respectively. The Fund received cash collateral of approximately $22,310,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of March 31, 2012, there was uninvested cash of approximately $67,000 which is not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Security trades on the Hong Kong exchange.
(c)	Non-income producing security.
(d)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(e)

For the three months ended March 31, 2012, the proceeds from sales of Morgan Stanley Growth Fund, Investment Company, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was approximately $371,000, including net realized gains of approximately $316,000.

(f)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.

(g)	Securities are available for collateral in connection with open foreign currency exchange contracts.
+

At March 31, 2012, the U.S. Federal income tax cost basis of investments was approximately $262,061,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $40,629,000 of which approximately $53,732,000 related to appreciated securities and approximately $13,103,000 related to depreciated securities.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.

Foreign Currency Exchange Contracts Information:

The Fund had the following foreign currency exchange contracts open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
UBS AG	JPY	17,528	$212	4/12/12	USD	210	$210	$(2)
UBS AG	JPY	23,495	284	4/12/12	USD	282	282	(2)
UBS AG	JPY	37,754	456	4/12/12	USD	460	460	4
UBS AG	JPY	35,057	423	4/12/12	USD	419	419	(4)
UBS AG	JPY	10,575	128	4/12/12	USD	127	127	(1)
			$1,503				$1,498	$(5)

JPY	—	Japanese Yen
USD	—	United States Dollar

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$977	$—	$—	$977
Airlines	2,309	1,158	—	3,467
Auto Components	757	—	—	757
Automobiles	9,191	—	—	9,191
Beverages	16,431	—	—	16,431
Capital Markets	460	—	—	460
Chemicals	8,301	—	—	8,301
Commercial Banks	33,383	1,313	—	34,696
Communications Equipment	774	—	—	774
Computers & Peripherals	2,392	—	—	2,392
Construction & Engineering	3,723	—	—	3,723
Construction Materials	4,231	—	—	4,231
Diversified Financial Services	7,443	—	—	7,443
Diversified Telecommunication Services	11,532	—	—	11,532
Electric Utilities	1,749	—	—	1,749
Electronic Equipment, Instruments & Components	3,927	—	—	3,927
Energy Equipment & Services	966	—	—	966
Food & Staples Retailing	10,578	—	—	10,578
Food Products	15,100	—	—	15,100
Health Care Providers & Services	1,120	—	—	1,120
Hotels, Restaurants & Leisure	3,773	—	—	3,773
Household Durables	3,574	—	—	3,574
Household Products	1,015	—	—	1,015
Independent Power Producers & Energy Traders	2,121	—	—	2,121
Industrial Conglomerates	5,447	—	—	5,447
Information Technology Services	4,403	—	—	4,403
Insurance	6,865	—	—	6,865
Internet Software & Services	5,664	—	—	5,664
Machinery	2,806	—	—	2,806
Media	5,991	—	—	5,991
Metals & Mining	11,296	—	—	11,296
Multiline Retail	3,228	—	—	3,228
Oil, Gas & Consumable Fuels	24,392	1,751	—	26,143
Personal Products	1,971	—	—	1,971
Pharmaceuticals	6,037	—	—	6,037
Real Estate Management & Development	4,419	—	—	4,419
Semiconductors & Semiconductor Equipment	20,703	—	—	20,703
Software	2,875	—	—	2,875
Specialty Retail	3,080	—	—	3,080
Textiles, Apparel & Luxury Goods	3,286	—	—	3,286
Tobacco	1,929	—	—	1,929
Wireless Telecommunication Services	7,531	—	—	7,531
Total Common Stocks	267,750	4,222	—	271,972
Investment Company	1,739	—	—	1,739
Short-Term Investments
Investment Company	25,407	—	—	25,407
Repurchase Agreements	—	3,572	—	3,572

Total Short-Term Investments	25,407	3,572	—	28,979
Foreign Currency Exchange Contracts	—	4	—	4
Total Assets	294,896	7,798	—	302,694
Liabilities:
Foreign Currency Exchange Contracts	—	(9)	—	(9)
Total	$294,896	$7,789	$—	$302,685

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2012, securities with a total value of approximately $2,909,000 transferred from Level 1 to Level 2. Securities which were valued using unadjusted quoted prices at December 31, 2011 were valued using other significant observable inputs at March 31, 2012.

Morgan Stanley Emerging Markets Fund, Inc.

Notes to the Portfolio of Investments • March 31, 2012 (unaudited)

Security Valuation: Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurements and Disclosure” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•        Level 1 — unadjusted quoted prices in active markets for identical investments

•        Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Emerging Markets Fund, Inc.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
May 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
May 22, 2012

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 22, 2012